Structured Entities - Other Unconsolidated Bank-Sponsored Entities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Revenue		$ 28,775	$ 27,155	$ 26,350
Interest income	[1],[2]	28,067	23,927	22,208
Non-interest income - banking	[2]	4,001	3,855	3,669
Non-interest income - wealth management	[2]	3,341	3,318	$ 3,282
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue		2,121	2,021
Interest income		1	1
Non-interest income - banking		137	134
Non-interest income - wealth management		$ 1,983	$ 1,886

[1]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income of $27,854 for the year ended October 31, 2018 from these financial assets.
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)